Operating Segments	12 Months Ended
Dec. 31, 2025
Operating Segments
Operating Segments

Note 11. Operating Segments

Soligenix, Inc. operates in two reportable segments:

●	Specialized BioTherapeutics – Focuses on developing and commercializing products for orphan diseases and areas of unmet medical need in oncology and inflammation.
●	Public Health Solutions – Concentrates on vaccines and therapeutics for biodefense and infectious diseases.

The Company’s CODM evaluates segment performance and allocates resources primarily based on the ability of the Specialized BioTherapeutics segment to advance its product development pipeline through a combination of government grants and contracts as well as shareholder investment. This segment represents the Company’s primary focus and strategic priority.

In contrast, the Public Health Solutions segment is fully funded by government sources, with no investor capital used. The ability of this segment to secure government grants and contracts is a key determinant of its sustainability and its contribution to the Company’s overall financial position. Funding from Public Health Solutions enables the Company to cover employee salaries, allocate funds to certain overhead costs such as rent and utilities, and supplement working capital.

Secondary to this, the CODM considers Adjusted Loss from Operations, which excludes non-cash share-based compensation and depreciation/amortization from operating expenses (R&D and G&A), and Net Loss Before Income Taxes, which incorporates these costs along with other income and expenses.

Segment Revenues and Profit (Loss)

The following table presents the revenues, significant expenses, and operating results of the Company's reportable segments for the year ended December 31, 2025:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$-	$-	$-	$-	$-	$-	$-
Cost of revenues	-	-	-	-	-	-	-
Gross profit	-	-	-	-	-	-	-
Significant expenses:
Research and development	6,776,867	86,768	6,863,635	207,105	415,073	-	7,485,813
General and administrative	-	-	-	-	3,975,961	383,702	4,359,663
Adjusted loss from operations	(6,776,867)	(86,768)	(6,863,635)	(207,105)	(4,391,034)	(383,702)	(11,845,476)
Share-based compensation	203,169	1,679	204,848	(204,848)	382,735	(382,735)	-
Depreciation and amortization	1,935	322	2,257	(2,257)	967	(967)	-
Loss from operations	(6,981,971)	(88,769)	(7,070,740)	-	(4,774,736)	-	(11,845,476)
Other income, net	-	-	-	-	258,481	-	258,481
Net loss before income taxes	$(6,981,971)	$(88,769)	$(7,070,740)	$-	$(4,516,255)	$-	$(11,586,995)

The following table presents the revenues, significant expenses, and operating results of the Company's reportable segments for the year ended December 31, 2024:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Adjustments	Corporate	Adjustments	Consolidated
Revenues	$119,371	$-	$119,371	$-	$-	$-	$119,371
Cost of revenues	(119,371)	-	(119,371)	-	-	-	(119,371)
Gross profit	-	-	-	-	-	-	-
Significant expenses:
Research and development	4,233,771	249,852	4,483,623	135,987	603,979	-	5,223,589
General and administrative	-	-	-	-	4,016,266	199,642	4,215,908
Adjusted loss from operations	(4,233,771)	(249,852)	(4,483,623)	(135,987)	(4,620,245)	(199,642)	(9,439,497)
Share-based compensation	127,774	4,143	131,917	(131,917)	197,898	(197,898)	-
Depreciation and amortization	3,489	581	4,070	(4,070)	1,744	(1,744)	-
Loss from operations	(4,365,034)	(254,576)	(4,619,610)	-	(4,819,887)	-	(9,439,497)
Other (expenses) income, net	(22,342)	-	(22,342)	-	786,149	-	763,807
Net loss before income taxes	$(4,387,376)	$(254,576)	$(4,641,952)	$-	$(4,033,738)	$-	$(8,675,690)

Reconciliation to Consolidated Loss Before Income Taxes

The following table provides a reconciliation of total segment loss to consolidated loss before income taxes:

	2025	2024
Loss from operations - reportable segments	$(7,070,740)	$(4,619,610)
Loss from operations - corporate	(4,774,736)	(4,819,887)
Interest income, net	270,170	213,975
Other income (expense), net	(11,689)	549,832
Net loss before income taxes	$(11,586,995)	$(8,675,690)

Segment Assets

The Company’s total assets by segment as of December 31, 2025, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$77,872	$2,924	$80,796	$9,154,725	$9,235,521

The Company’s total assets by segment as of December 31, 2024, are presented below:

	Specialized BioTherapeutics	Public Health Solutions	Total Segments	Corporate	Consolidated
Total assets	$48,604	$2,038	$50,642	$8,915,841	$8,966,483

Significant Expense Categories Considered by CODM

The CODM regularly reviews the following significant expense categories when assessing segment performance and resource allocation:

●	Government Grant and Contract Funding – Both the Specialized BioTherapeutics and Public Health Solutions segments apply for and receive government grants and contracts. However, Public Health Solutions is exclusively funded by government sources, whereas Specialized BioTherapeutics utilizes a mix of government funding and shareholder investment.
●	Research & Development – Includes expenses for clinical trials, regulatory compliance, and R&D-related payroll.
●	General & Administrative – Comprises salaries, professional fees, and facility costs.
●	Share-Based Compensation – Represents non-cash stock option and restricted stock unit expenses.
●	Depreciation & Amortization – Costs related to the use of tangible and intangible assets.
●	Other Income/Expenses – Includes interest income and one-time gains/losses.

CODM and Use of Multiple Measures of Segment Profit/Loss

The Company's CODM primarily evaluates segment performance based on two key financial measures:

●	Advancement of Specialized BioTherapeutics Through a Combination of Funding Sources – Assesses the effectiveness of shareholder investment and government grants in progressing product development.
●	Ability to Secure Government Grants and Contracts (Public Health Solutions Only) – Determines segment sustainability and funding for shared resources.
●	Adjusted Loss from Operations – Excludes non-cash share-based compensation and depreciation/amortization expenses for a clearer picture of operating performance.
●	Net Loss Before Income Taxes – Incorporates all expenses, including non-cash charges and other income/expenses, for a comprehensive profitability analysis.